Subsequent Events	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On April 1, 2016, we completed the acquisition of BRG Sports Inc.’s Action Sports division, operated by Bell Sports Corp. The acquisition includes brands Bell, Giro, Blackburn, CoPilot, Krash, and Raskullz. Under the terms of the transaction, we paid $400,000 in cash, subject to customary working capital adjustments, and additional contingent consideration payable if incremental profitability growth milestones within the Bell Powersports product line are achieved. Action Sports remains headquartered in Scotts Valley, California and operates facilities in the U.S., Canada, Europe and Asia. The acquisition of Action Sports includes more than 600 employees worldwide. The preliminary purchase price allocation has not been completed as of May 27, 2016.
In order to finance the purchase of Action Sports, on April 1, 2016, we entered into an Amended and Restated Credit Agreement (the “2016 Credit Agreement”), which replaced the 2014 Credit Agreement and borrowed $80,000 on our revolving line of credit. The 2016 Credit Agreement is comprised of a Term A Loan of $640,000 and a $400,000 Revolving Credit Facility, both of which mature on April 1, 2021. The Term A Loan is subject to quarterly principal payments of $8,000, with the remaining balance due on April 1, 2021. With the exception of the Action Sports and its subsidiaries, substantially all domestic tangible and intangible assets of Vista Outdoor and its subsidiaries are pledged as collateral under the 2016 Credit Agreement. The domestic tangible and intangible assets of Action Sports and its subsidiaries will be pledged as collateral during fiscal 2017. Borrowings under the 2016 Credit Agreement bear interest at a rate equal to either the sum of a base rate plus a margin or the sum of a Eurodollar rate plus a margin. Each margin is based on our consolidated leverage ratio, as defined in the Agreement, and based on our current ratio, the base rate margin is 0.75% and the Eurodollar margin is 1.75%. We pay a commitment fee on the unused portion of the Revolving Credit Facility based on our consolidated leverage ratio, and based on the current ratio, this fee is 0.30%. Debt issuance costs of approximately $12,000 will be amortized over the term of the 2016 Credit Agreement. In connection with this financing activity, $1,521 of the unamortized deferred debt issuance costs related to the 2014 Credit Agreement will be written off in the first quarter of fiscal 2017.